Commitments and Contingencies (Details) - USD ($)	1 Months Ended					6 Months Ended	12 Months Ended
	Apr. 30, 2021	Sep. 30, 2020	Apr. 30, 2020	Oct. 31, 2018	Apr. 30, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Short term lease expense						$ 103,000
Weighted average lease term						1 year	1 year 2 months 12 days
Weighted average discount rate						13.55%	13.55%
Description of leases							The Company intends to secure office space lease in Bogota with a smaller footprint and lower cost when its current lease expires in April 2021. The Company did not renew the apartment lease after it ended in October 2020.
Rent expense							$ 284,000	$ 439,000
Agreement,description								The Company has entered an agreement with a facial recognition software company for the grant of a perpetual license for commercial use (unless terminated for breach by either party). The initial payment under the license of $160,000 was paid in 2018 with two additional installments due on the first and second anniversary of the Effective Date of the arrangement amounting to $80,000 and $40,000, respectively. The Company has recorded the outstanding liability and it is included in “Other of Accounts Payable and Accrued Expenses”. See Note 5. The Company is in discussion with the provider with respect to functionality as well as the financial obligation.
New Office Facilities [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rental payments	$ 1,375
Long Beach, New York [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement term							30 days
Long Beach, New York [Member] | New Office Facilities [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rental payments						$ 2,500	$ 2,500	$ 7,425
Agreement term						30 days	30 days
Additional monthly rental payments		$ 5,000
COLOMBIA [Member] | MultiPay S.A.S [Member] | New Office Facilities [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rental payments					$ 8,500
Agreement term					1 year
Extended agreement term					1 year
South Africa [Member] | New Office Facilities [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term date							Jun. 30, 2022
South Africa [Member] | New Office Facilities [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rental payments						$ 8,000	$ 8,000
Lease term date						Jun. 30, 2022
Plantation [Member] | New Office Facilities [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rental payments							2,700
Alpharetta Georgia [Member] | New Office Facilities [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rental payments				$ 3,800
Lease term date				Mar. 31, 2020
COLOMBIA | New Office Facilities [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rental payments							$ 2,000
COLOMBIA | MultiPay S.A.S [Member] | New Office Facilities [Member]
Commitments and Contingencies (Details) [Line Items]
Monthly rental payments			$ 8,500
Agreement term			2 years